Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	June 30, 2024	December 31, 2023
Computer, equipment and vehicles (5 year useful life)	$170,302	$166,774
Leasehold improvements (2 year useful life)	609,509	501,226
Less: accumulated depreciation	(419,470)	(308,697)
Total property and equipment, net	$360,341	$359,303
Property and equipment, net consisted of the following:
	December 31, 2023	December 31, 2022
Computer and office equipment (5 year useful life)	$166,774	$149,196
Leasehold improvements (2 year useful life)	501,226	133,208
Less: accumulated depreciation	(308,697)	(96,135)
Total property and equipment, net	$359,303	$186,269